Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
OPERATING ACTIVITIES
Net earnings	$ 687,264	$ 606,026	$ 530,076
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	125,292	120,692	115,371
Amortization of intangibles	8,142	9,352	9,479
Goodwill impairment charge	21,537
Equity in earnings of affiliates, net of dividends	13,438	5,246	13,507
Provision for deferred income taxes	19,979	9,800	1,067
Gain on property/equipment sales and plant facilities	(5,240)	(1,667)	(2,127)
Non-cash investment activities	(847)	(1,387)	(2,705)
Stock-based compensation expense	15,717	14,393	17,596
Excess tax benefit from stock-based compensation	(22,950)	(24,700)	(23,406)
Other			963
Changes in operating assets and liabilities, net of acquisitions:
Decrease (increase) in accounts receivable	22,451	(20,486)	(44,459)
Decrease (increase) in inventories	82,437	(21,645)	31,699
Decrease (increase) in prepaid expenses and other current assets	62,635	11,592	(9,792)
(Decrease) increase in pension and post-retirement benefits	(28,999)	(32,644)	11,283
Increase (decrease) in accounts payable and accrued expenses	(7,429)	72,307	(10,747)
Other	(1,435)
NET CASH PROVIDED BY OPERATING ACTIVITIES	991,992	746,879	637,805
INVESTING ACTIVITIES
Net sale of trading securities			77,558
Acquisitions of businesses/intangibles	(770,587)	(466,204)	(665,415)
Purchases of property/equipment	(144,063)	(159,138)	(106,762)
Proceeds from sales of property/equipment	18,501	10,285	10,164
(Increase) decrease in investments, equity in	(4,798)	(1,718)	(6,619)
NET CASH USED IN INVESTING ACTIVITIES	(900,947)	(616,775)	(691,074)
FINANCING ACTIVITIES
Proceeds from short-term debt	350,000	115,000	25,000
Principal payments on short-term debt	(165,000)	(115,000)	(25,000)
Dividends paid on common stock	(250,834)	(203,156)	(174,320)
Share repurchase	(24,928)	(58,937)	(70,819)
Proceeds from exercise of stock options	10,468	10,523	30,212
Excess tax benefit from stock-based compensation	22,950	24,700	23,406
Distribution to noncontrolling interest	(1,581)	(2,500)	(4,000)
Payments to noncontrolling interest	(11,702)
NET CASH USED IN FINANCING ACTIVITIES	(70,627)	(229,370)	(195,521)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(7,353)	(574)	416
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,065	(99,840)	(248,374)
Cash and cash equivalents at beginning of year	334,174	434,014	682,388
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 347,239	$ 334,174	$ 434,014